Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ 323,413	$ (17,031)	$ 340,217
Italy
Income Tax Contingency [Line Items]
Foreign	578,221	419,116	417,212
United States
Income Tax Contingency [Line Items]
Foreign	(355,451)	(379,425)	(60,932)
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	87,269	(150,475)	(106,536)
All other
Income Tax Contingency [Line Items]
Foreign	$ 13,374	$ 93,753	$ 90,473